Equity Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Equity Line of Credit
3.	Equity Line of Credit

On August 29, 2011, the Company and North American Gold Corp., a company organized under the laws of the Marshall Islands (“North American”), executed an Investment Agreement (the “Investment Agreement”). Under the Investment Agreement, North American agreed to invest up to $15,000,000 to purchase shares of  the Company’s $0.001 par value common stock (the “Common Stock”), in increments of $100,000 or an integral multiple thereof, at the Company’s option at any time through August 31, 2013 (the “Open Period”). During the Open Period, the Company has the option to deliver a put notice (a “Put Notice”) to North American that states the number of shares of Common Stock the Company proposes to sell to North American (the “Put Shares”), and the price per share for those Put Shares (the “Share Price”). The Share Price is equal to 90% of the volume weighted average closing price of the Common Stock for the 20 Trading Days immediately preceding the date on which the Company sends the Put Notice. The closing for the sale of the Put Shares pursuant to a Put Notice shall take place no later than 10 Trading Days after the date on which the Company sends such Put Notice. A “Trading Day” is defined as a day in which the NASDAQ stock market or OTC Bulletin Board is open for business.  North American has the right to refuse to close any requested sale of Put Shares because of negative market conditions affecting the Common Stock.

The original Investment Agreement required the Company to use the net proceeds from the sale of the Put Shares to fund the exploration and development of gold and silver mining concessions in the La Candelaria project in Chihuahua, Mexico. On November 9, 2011, the Company and North American executed a First Amendment to Investment Agreement, which states that the Company shall use the net proceeds from the sale of Put Shares to fund operating expenses, working capital and general corporate activities related ot the exploration and development of gold and silver mining concessions held by the Company and/or a subsidiary in relation to the La Candelaria property, the Ocampo property, or any other properties agreed upon in advance by the Company and North American. The Company and North American have further agreed that the Company may use the proceeds of the Put Shares to fund operations related to the Mine Tailings project.

The sales of Put Shares will not be registered under the Securities Act of 1933, but will be issued under an exemption from the registration requirements of the Securities Act of 1933. Any Put Shares issued and sold to North American will be “restricted securities” and will be subject to applicable restrictions on resale.

5.	Equity Line of Credit

On August 29, 2011, the Company and North American Gold Corp., a company organized under the laws of the Marshall Islands (“North American”), executed an Investment Agreement (the “Investment Agreement”). Under the Investment Agreement, North American agreed to invest up to $15,000,000 to purchase shares of  the Company’s $0.001 par value common stock (the “Common Stock”), in increments of $100,000 or an integral multiple thereof, at the Company’s option at any time through August 31, 2013 (the “Open Period”). During the Open Period, the Company has the option to deliver a put notice (a “Put Notice”) to North American that states the number of shares of Common Stock the Company proposes to sell to North American (the “Put Shares”), and the price per share for those Put Shares (the “Share Price”). The Share Price is equal to 90% of the volume weighted average closing price of the Common Stock for the 20 Trading Days immediately preceding the date on which the Company sends the Put Notice. The closing for the sale of the Put Shares pursuant to a Put Notice shall take place no later than 10 Trading Days after the date on which the Company sends such Put Notice. A “Trading Day” is defined as a day in which the NASDAQ stock market or OTC Bulletin Board is open for business.  North American has the right to refuse to close any requested sale of Put Shares because of negative market conditions affecting the Common Stock.

The original Investment Agreement required the Company to use the net proceeds from the sale of the Put Shares to fund the exploration and development of gold and silver mining concessions in the La Candelaria project in Chihuahua, Mexico. On November 9, 2011, the Company and North American executed a First Amendment to Investment Agreement, which states that the Company shall use the net proceeds from the sale of Put Shares to fund operating expenses, working capital and general corporate activities related to the exploration and development of gold and silver mining concessions held by the Company and/or a subsidiary in relation to the La Candelaria property, the Ocampo property, or any other properties agreed upon in advance by the Company and North American. The Company and North American have further agreed that the Company may use the proceeds of the put shares to fund operations related to the Mine Tailings project.